Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of assumptions

December 31, 2025
Risk-free interest rate	3.94%
Expected life of the options	5.5 years
Expected volatility	126.73%
Expected dividend yield	0%

Schedule of option activity

	Number of Options	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2023	5,139	$405.50	7.25	–
Granted	1,125	$150.00	–	–
Exercised	–	$–	–	–
Cancelled or forfeited	–	$–	–	–
Outstanding at December 31, 2024	6,264	$359.60	6.74	–
Granted	1,350	$34.50	–	–
Exercised	–	$–	–	–
Cancelled or forfeited	–	$–	–	–
Outstanding at December 31, 2025	7,614	$302.00	6.32	–
Exercisable at December 31, 2025	7,614	$302.00	6.32	–